RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2015
RELATED PARTY TRANSACTIONS
Summary of balances and transactions of the Company with SPP
	Thousands of Yen
	2014	2015
Advance payment	¥35,196	¥66,675
Accounts payable	19,332	—
Expenses	34,502	30,886